Provisions, contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2020	208	15	14	237
Acquisition of CCL	9	—	—	9
Charged/(credited) to profit or loss:
Additional provisions recognised	93	6	5	104
Unused amounts reversed	(13)	—	(2)	(15)
Utilised during the period	(192)	(1)	(6)	(199)
Translation	(2)	—	—	(2)
As at 31 December 2021	103	20	11	134
Charged/(credited) to profit or loss:
Additional provisions recognised	115	7	2	124
Unused amounts reversed	(8)	(2)	(3)	(13)
Utilised during the period	(74)	(1)	(1)	(76)
Translation	1	—	—	1
As at 31 December 2022	137	24	9	170
Non-current	26	24	5	55
Current	111	—	4	115
As at 31 December 2022	137	24	9	170
(A)Other provisions primarily relate to property tax assessment provisions and legal reserves, and are not considered material to the consolidated financial statements.